Interests in Other Entities - Summary of Interest in Other Entities - Parent (Detail) - Santander UK Group Holdings plc [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest in other entities [line items]
Interests in other entities	£ 13,600	£ 13,400
Fellow Subsidiaries [member] | Ordinary Share Capital [member]
Disclosure of interest in other entities [line items]
Interests in other entities	11,645	11,645
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of interest in other entities [line items]
Interests in other entities	495	495
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of interest in other entities [line items]
Interests in other entities	750	750
300m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of interest in other entities [line items]
Interests in other entities	0	300
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of interest in other entities [line items]
Interests in other entities	210	£ 210
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of interest in other entities [line items]
Interests in other entities	£ 500